Goodwill, Net (Tables)	12 Months Ended
May 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Goodwill

	As of May 31,
	2016	2017
	US$	US$
Costs:
Beginning balance	11,194	10,545
Acquisition of Ainuoshida	—	5,516
Exchange differences	(649)	(296)

Ending balance	10,545	15,765

Accumulated goodwill impairment loss:
Beginning balance	—	—

Impairment of Tongwen	—	(1,682)
Ending balance	—	(1,682)

Goodwill, net	10,545	14,083